COPY                                                                        COPY

                                     FAEGRE
                                       &
                                     BENSON

                  UNITED STATES -   ENGLAND -  GERMANY -  CHINA

                                  May 25, 2006


Securities and Exchange Commission
100 F Street, NE
ATTN: Document Control - EDGAR
Washington, D.C. 20549

RE:      Amended Registration Statement on Form N-1A
         Nakoma Mutual Funds (File Nos. 333-13239 and 811-21865)

Dear Mr. DiStefano:

On behalf of the above-referenced Registrant, an amended Registration Statement on Form N-1A is being filed electronically under the Investment Company Act of 1940 and the Securities Act of 1933.

If you have any questions, please contact me at 612-766-8651.

Sincerely,


/s/      Steven G. Lentz
-----------------------------------
         Steven G. Lentz